SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 2.7%
BHP Group plc	209	$5,035
BHP Group plc ADR	87	4,181
Newcrest Mining Ltd.	559	10,115

		19,331

Total Australia - 2.7%		$19,331

Canada
Energy – 3.4%
Canadian Natural Resources Ltd.	325	8,941
Seven Generations Energy Ltd., Class A(A)(B)	914	6,602
Suncor Energy, Inc.	300	9,709

		25,252

Total Canada - 3.4%		$25,252

China
Communication Services – 1.1%
China Mobile Ltd.	793	8,092

Consumer Discretionary – 2.8%
Alibaba Group Holding Ltd. ADR(A)	63	11,549
Huayu Automotive Systems Co. Ltd., A Shares	2,918	8,841

		20,390

Consumer Staples – 1.8%
Wuliangye Yibin Co. Ltd., A Shares	906	12,785

Financials – 1.4%
China Construction Bank Corp.	11,688	10,032

Industrials – 1.2%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	1,368	8,571

Total China - 8.3%		$59,870

Denmark
Industrials – 1.0%
A.P. Moller - Maersk A/S(B)	6	7,192

Total Denmark - 1.0%		$7,192

Finland
Information Technology – 0.9%
Nokia Corp., Series A ADR	653	3,736
Nokia OYJ	541	3,080

		6,816

Total Finland - 0.9%		$6,816

France
Communication Services – 2.7%
Criteo S.A. ADR(A)	314	6,295
Orange S.A.	804	13,099

		19,394

Consumer Staples – 1.9%
Danone S.A.	178	13,679

Energy – 2.6%
Total S.A.(B)	340	18,902

Financials – 1.1%
Societe Generale S.A.	277	8,001

Industrials – 3.9%
Airbus SE	133	17,667

Schneider Electric S.A.	138	10,824

		28,491

Total France - 12.2%		$88,467

Germany
Consumer Discretionary – 2.4%
adidas AG	41	10,045
Continental AG	49	7,407

		17,452

Financials – 0.5%
Commerzbank AG	453	3,508

Health Care – 4.1%
Bayer AG	162	10,452
Fresenius Medical Care AG & Co. KGaA	131	10,571
Merck KGaA	82	9,351

		30,374

Information Technology – 2.7%
SAP AG	171	19,767

Real Estate – 1.1%
Deutsche Wohnen AG	171	8,312

Total Germany - 10.8%		$79,413

Hong Kong
Consumer Discretionary – 0.2%
Melco Resorts & Entertainment Ltd. ADR	66	1,490

Financials – 3.3%
AIA Group Ltd.	1,270	12,696
Hong Kong Exchanges and Clearing Ltd.	331	11,559

		24,255

Total Hong Kong - 3.5%		$25,745

Ireland
Materials – 1.5%
CRH plc	358	11,097

Total Ireland - 1.5%		$11,097

Italy
Financials – 1.4%
UniCredit S.p.A.	768	9,859

Total Italy - 1.4%		$9,859

Japan
Communication Services – 2.0%
KDDI Corp.	171	3,692
Nintendo Co. Ltd.	15	4,329
Yahoo Japan Corp.	2,658	6,519

		14,540

Consumer Discretionary – 3.3%
Isuzu Motors Ltd.	901	11,872
Subaru Corp.(B)	529	12,067

		23,939

Consumer Staples – 1.2%
Seven & i Holdings Co. Ltd.(B)	242	9,123

Energy – 1.1%
Inpex Corp.	795	7,560

Financials – 2.6%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,674	8,280
Tokio Marine Holdings, Inc.	223	10,780

		19,060

Industrials – 1.3%
SMC Corp.	26	9,876

Information Technology – 1.1%
Tokyo Electron Ltd.	55	7,978

Total Japan - 12.6%		$92,076

Luxembourg
Energy – 1.3%
Tenaris S.A.	354	4,988
Tenaris S.A. ADR	151	4,266

		9,254

Total Luxembourg - 1.3%		$9,254

Netherlands
Industrials – 2.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	249	10,178
Randstad Holding N.V.(A)(B)	167	8,174

		18,352

Total Netherlands - 2.5%		$18,352

Norway
Financials – 1.5%
DNB ASA	612	11,265

Total Norway - 1.5%		$11,265

South Korea
Information Technology – 1.5%
Samsung Electronics Co. Ltd.	270	10,665

Total South Korea - 1.5%		$10,665

Spain
Consumer Discretionary – 0.2%
Industria de Diseno Textil S.A.	62	1,820

Total Spain - 0.2%		$1,820

Sweden
Financials – 1.8%
Svenska Handelsbanken AB, Class A(B)	316	3,332
Swedbank AB(B)	696	9,834

		13,166

Total Sweden - 1.8%		$13,166

Switzerland
Consumer Staples – 2.7%
Nestle S.A., Registered Shares	208	19,804

Health Care – 5.7%
Lonza Group Ltd., Registered Shares	28	8,631
Novartis AG ADR	67	6,397
Novartis AG, Registered Shares	76	7,324
Roche Holdings AG, Genusscheine	70	19,261

		41,613

Industrials – 1.6%
Ferguson plc	188	11,951

Materials – 0.5%
Glencore International plc	991	4,105

Total Switzerland - 10.5%		$77,473

United Kingdom
Communication Services – 1.5%
BT Group plc	3,765	10,938

Consumer Discretionary – 2.8%
Compass Group plc	403	9,482
Whitbread plc	165	10,946

		20,428

Consumer Staples – 4.5%
British American Tobacco plc	254	10,597
Imperial Tobacco Group plc	290	9,931
Unilever plc	215	12,393

		32,921

Energy – 2.6%
BP plc	1,219	8,853
BP plc ADR	89	3,913
FMC Technologies, Inc.	241	5,678
Technip-Coflexip	51	1,179

		19,623

Financials – 1.1%
Prudential plc	404	8,094

Industrials – 2.3%
Babcock International Group plc	931	5,990
BAE Systems plc	1,659	10,426

		16,416

Information Technology – 1.2%
Amdocs Ltd.	155	8,392

Total United Kingdom - 16.0%		$116,812

United States
Information Technology – 1.1%
Cognizant Technology Solutions Corp., Class A(C)	116	8,383

Total United States - 1.1%		$8,383

TOTAL COMMON STOCKS – 94.7%		$692,308

(Cost: $720,731)

INVESTMENT FUNDS
United States – 1.1%
SPDR Gold Trust(A)	68	8,236

TOTAL INVESTMENT FUNDS – 1.1%		$8,236

(Cost: $8,277)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 2.4%
CVS Health Corp. 2.621%, 4-1-19	$5,000	4,999
E.I. du Pont de Nemours and Co. 2.717%, 4-2-19	5,000	4,999
J.M. Smucker Co. (The) 2.651%, 4-1-19	2,690	2,689
Wisconsin Electric Power Co. 2.601%, 4-2-19	5,000	4,998

		17,685

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.710%, 4-5-19(E)	4,618	4,618

Money Market Funds – 4.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (F)(G)	29,946	29,946

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate) 2.440%, 4-7-19(E)	3,952	3,952

TOTAL SHORT-TERM SECURITIES – 7.6%		$56,201

(Cost: $56,205)

TOTAL INVESTMENT SECURITIES – 103.4%		$756,745

(Cost: $785,213)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.4)%		(24,755)

NET ASSETS – 100.0%		$731,990

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $46,346 are on loan.
(C)	All or a portion of securities with an aggregate value of $3,325 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(D)	Rate shown is the yield to maturity at March 31, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at March 31, 2019.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at March 31, 2019:

	Currency to be Delivered	Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	47,144	Japanese Yen	5,182,409	7-5-19	Deutsche Bank AG	$—	$35
Chinese Yuan Renminbi Offshore	383,817	U.S. Dollar	54,448	11-1-19	Deutsche Bank AG	—	2,568

						$—	$2,603

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$6,295	$46,669	$—
Consumer Discretionary	13,039	72,480	—
Consumer Staples	—	88,312	—
Energy	39,109	41,482	—
Financials	—	107,240	—
Health Care	6,397	65,590	—
Industrials	—	100,849	—
Information Technology	20,511	41,490	—
Materials	4,181	30,352	—
Real Estate	—	8,312	—

Total Common Stocks	$89,532	$602,776	$—
Investment Funds	8,236	—	—
Short-Term Securities	29,946	26,255	—

Total	$127,714	$629,031	$—

Liabilities
Forward Foreign Currency Contracts	$—	$2,603	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$785,213

Gross unrealized appreciation	51,677
Gross unrealized depreciation	(80,145)

Net unrealized depreciation	$(28,468)